SHARE CAPITAL- Additional information (Details)					6 Months Ended
	Jun. 14, 2021 $ / shares	Jun. 10, 2021 USD ($) $ / shares shares	Feb. 17, 2021 $ / shares	Feb. 12, 2021 USD ($) $ / shares shares	Jun. 30, 2022 CNY (¥) shares	Jun. 30, 2021 CNY (¥)	Jun. 30, 2022 $ / shares	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 $ / shares	Dec. 31, 2020 CNY (¥)
Disclosure Of SHARE CAPITAL [Line Items]
Aggregate the number of share sale | shares				588,235
Purchase price of per share | $ / shares				$ 3.57
Warrants to purchase shares of common stock | shares				588,235
Gross Proceeds from pricing of public offering | $				$ 2,100,000
Warrants term	5 years		5 years	5 years
Proceeds from offering | $				$ 1,860,000
Par value per share | $ / shares							$ 0.024		$ 0.024
Warrant, Number of Securities Called by Warrants or Rights | shares				588,235
Percentage of aggregate number of shares sold in offering				5.00%
Equity | ¥					¥ 27,399,000	¥ 67,858,000		¥ 49,556,000		¥ 97,349,000
Issuance of new shares for equity financing | ¥						29,977,000
Aggregate of warrants | shares					41,742
Warrants exercise price per share | $ / shares				$ 4.46
Warrants exercised | ¥					¥ 0	¥ 10,394,000
Chief Financial Officer
Disclosure Of SHARE CAPITAL [Line Items]
Fair value of shares issued | ¥					¥ 301,404
Aggregate of warrants | shares					41,742
Chief Executive Officer [Member]
Disclosure Of SHARE CAPITAL [Line Items]
Fair value of shares issued | ¥					¥ 723,395
Aggregate of warrants | shares					90,489
Minimum
Disclosure Of SHARE CAPITAL [Line Items]
Exercise price, share options granted | $ / shares	$ 3.42		$ 3.57
Maximum
Disclosure Of SHARE CAPITAL [Line Items]
Exercise price, share options granted | $ / shares	$ 4.35		$ 4.46
Investor Warrants
Disclosure Of SHARE CAPITAL [Line Items]
Warrants to purchase shares of common stock | shares		913,875
Warrants term		5 years
Proceeds from offering | $		$ 3,180,285
Warrant, Number of Securities Called by Warrants or Rights | shares		913,875
Warrants exercise price per share | $ / shares		$ 3.42
Placement Agent Warrants
Disclosure Of SHARE CAPITAL [Line Items]
Percentage of aggregate number of shares sold in offering		5.00%
Warrants exercise price per share | $ / shares		$ 4.35
Securities Purchase Agreement
Disclosure Of SHARE CAPITAL [Line Items]
Purchase price of per share | $ / shares		$ 3.48
Number of institutional accredited investors		3
Number of shares issued | shares		913,875
Securities Purchase Agreement | Investor Warrants
Disclosure Of SHARE CAPITAL [Line Items]
Closing price for the common shares preceding execution of the SPA | $ / shares		$ 3.42